Report of the directors financial review risk report - Non-trading VaR, 99% 1 day (Details) - Non-trading portfolios - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of financial assets [line items]
Value at risk	$ 545.3	$ 553.8	$ 791.5
Average
Disclosure of financial assets [line items]
Value at risk	535.8	555.3	836.3
Maximum
Disclosure of financial assets [line items]
Value at risk	617.5	799.5	1,097.6
Minimum
Disclosure of financial assets [line items]
Value at risk	458.0	408.7	572.2
Interest rate
Disclosure of financial assets [line items]
Value at risk	446.6	528.4	682.4
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	455.4	466.9	740.5
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	575.3	691.3	1,000.6
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	378.9	292.1	474.2
Credit spread
Disclosure of financial assets [line items]
Value at risk	217.5	246.1	333.2
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	207.1	292.9	337.2
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	240.0	342.4	369.1
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	181.3	242.4	324.3
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(118.8)	(220.7)	(224.1)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	$ (126.7)	(204.5)	(241.4)
Portfolio diversification | Maximum
Disclosure of financial assets [line items]
Value at risk
Portfolio diversification | Minimum
Disclosure of financial assets [line items]
Value at risk